Consolidated Statements of Equity (Q1) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2014		182,131
Balance, value at Dec. 31, 2014	$ 1,378,262	$ 1,820	$ 1,567,653	$ 0	$ (213,975)	$ 1,355,498	$ 22,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares		6,563
Dividend reinvestment plan (DRIP), value	63,803	$ 66	63,737			63,803
Change in unrealized gain on interest rate swaps	22			22		22
Common distributions declared, $0.17 per share	(123,146)				(123,146)	(123,146)
Distributions to noncontrolling interests	(1,835)						(1,835)
Net income (loss)	13,561				13,360	13,360	201
Balance, shares at Dec. 31, 2015		181,308
Balance, value at Dec. 31, 2015	1,291,792	$ 1,813	1,588,541	22	(323,761)	1,266,615	25,177
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares		5,773
Dividend reinvestment plan (DRIP), value	58,872	$ 58	58,814			58,872
Change in unrealized gain on interest rate swaps	10,565			10,565		10,565
Common distributions declared, $0.17 per share	(123,326)				(123,326)	(123,326)
Distributions to noncontrolling interests	(1,882)						(1,882)
Share-based compensation, value	24		24			24
Net income (loss)	9,043				8,932	8,932	111
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	11,916	(439,484)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(3,955)
Share repurchases, value	(40,340)	$ (40)	(40,300)			(40,340)
Dividend reinvestment plan (DRIP), shares		1,345
Dividend reinvestment plan (DRIP), value	13,716	$ 14	13,702			13,716
Change in unrealized gain on interest rate swaps	1,816			1,816		1,816
Common distributions declared, $0.17 per share	(30,334)				(30,334)	(30,334)
Distributions to noncontrolling interests	(465)						(465)
Share-based compensation, shares		0
Share-based compensation, value	15		15			15
Net income (loss)	1,134				1,106	1,106	28
Balance, shares at Mar. 31, 2017		182,452
Balance, value at Mar. 31, 2017	1,170,329	$ 1,825	1,600,515	13,732	(468,712)	1,147,360	22,969
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	11,916	(439,484)	1,201,381	23,406
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares		4,785
Dividend reinvestment plan (DRIP), value	49,126	$ 47	49,079			49,126
Change in unrealized gain on interest rate swaps	4,580			4,580		4,580
Common distributions declared, $0.17 per share	(123,363)				(123,363)	(123,363)
Distributions to noncontrolling interests	(9,125)						(9,125)
Share-based compensation, shares		3
Share-based compensation, value	64		64			64
Net income (loss)	(41,718)				(38,391)	(38,391)	(3,327)
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(366)
Share repurchases, value	(4,015)	$ (4)	(4,011)			(4,015)
Dividend reinvestment plan (DRIP), shares		1,160
Dividend reinvestment plan (DRIP), value	12,764	$ 12	12,752			12,764
Change in unrealized gain on interest rate swaps	13,488			10,885		10,885	2,603
Common distributions declared, $0.17 per share	(31,326)				(31,326)	(31,326)
Distributions to noncontrolling interests	(6,789)						(6,789)
Share-based compensation, shares		0
Share-based compensation, value	318		318			318
Other	(13)		(13)			(13)
Net income (loss)	(1,837)				(1,600)	(1,600)	(237)
Balance, shares at Mar. 31, 2018		186,027
Balance, value at Mar. 31, 2018	$ 1,461,272	$ 1,860	$ 1,638,176	$ 27,381	$ (634,164)	$ 1,033,253	$ 428,019